Exhibit 99.1 Schedule 6

Loan Level Exception - Final Grades

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Edgar Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	1000000	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXX XXXX [2] Guideline Issue - Due diligence review based on non-origination guidelines (i.e. aggregator, seller).	A Fraud report was not provided.		1				2	[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: No evidence Individual Loan Originator was licensed to conduct loan origination activities in the state of TN at time of loan origination at NMLS consumer acess site. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Affiliated Business Arrangement Disclosure in file was not provided to applicant within three business days of application.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	1000001	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF HURRICANE IDA Disaster Declaration Date: XX/XX/XXXX			1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $695.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee exceeds guideline tolerance without a valid COC.	REVIEWER - CURED COMMENT (2022-06-10): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	1000002	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - 1003 Error: Originator Application Date was not provided [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF HURRICANE IDA Disaster Declaration Date: XX/XX/XXXX	The Mortgage Originator enteredXX/XX/XXXX as the application date when it should have beenXX/XX/XXXX. The property is located in a FEMA disaster area. The post-disaster inspection was missing from this file verifying there was no damage after the recent Disaster End date XX/XX/XXXX	1	2	[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges.  Fee Amount of $75.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77183)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee.  Fee Amount of $985.00 exceeds tolerance of $950.00.  Insufficient or no cure was provided to the borrower. (7588)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $357.20 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: The NMLS did not list the prior license history going back to XXXX.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The disclosure was not provided within the required timeframe.  Sent onXX/XX/XXXX and the app date wasXX/XX/XXXX.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.  Date electronically signed XX/XX/XXXX and date of closingXX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing datedXX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The fee was added after the initial loan estimate was disclosed without a valid change circumstance and either no cure or the cure provided was insufficient.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Attorney review fee was last disclosed as $0.00 on LE; however, it was disclosed as $985.20. on Final Closing Disclosure with total Cure remaining $1,519.99.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount fee was last disclosed as $0.00 on LE; however, it was disclosed as $357.20. on Final Closing Disclosure with total Cure remaining $1,519.99.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	1000003	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $210.00 exceeds tolerance of $207.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial 1003 Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid coc or cure was provided.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	1000004	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: WILDFIRES Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing initial 1003 signed and dated by the Borrower and/or LO verifying true application date.
Federal Compliance - Missing Initial Loan Application Test: Missing initial 1003 signed and dated by the Borrower and/or LO verifying true application date.
Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: NMLS search result show ID# XXXX is not registered under the name of Tara Marie Torrence. No results found under the name of such LO.
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Missing initial 1003 signed and dated by the Borrower and/or LO verifying true application date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial 1003 signed and dated by the Borrower and/or LO verifying true application date.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Missing initial 1003 signed and dated by the Borrower and/or LO verifying true application date.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Missing initial 1003 signed and dated by the Borrower and/or LO verifying true application date.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.

																								Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	1000005	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is missing from the loan file Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Original signed and dated application not provided in file.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000006	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General Appraisal Requirements - Valuation Error: Valuation report date was not provided.: Valuation Type: Appraisal / Valuation Report Date: <empty>	Appraisal does not have a full report date. It only reports the year, XXXX.		1				2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	1000007	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX	Most recent statement for account #XXXX is datedXX/XX/XXXX, which is more than 4 months old from the note date of XX/XX/XXXX.	1	2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $77.00 exceeds tolerance of $44.00 plus 10% or $48.40. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Per title commitment, due diligence verified the loan transaction is a lender to lender refinance. The H8 right to cancel form was used, however the H9 should have been used. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file. Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Ten Percent Fee Tolerance exceeded with cure provided.	REVIEWER - CURED COMMENT (2022-05-31): Sufficient Cure Provided At Closing	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C